Loans and asset quality - Loans Additional Information (Details)	12 Months Ended
Dec. 31, 2020 segment class_of_receivable
Receivables [Abstract]
Number of portfolio segments (segment) | segment	3
Number of classes of financing receivables (class of receivable) | class_of_receivable	6